COMMITMENTS, GUARANTEES AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, GUARANTEES AND CONTINGENCIES
7. COMMITMENTS, GUARANTEES AND CONTINGENCIES
GUARANTEES AND OTHER ASSURANCES
FET has various financial and performance guarantees and indemnifications, which can be issued in the normal course of business. These contracts include stand-by
LOCs and surety bonds. FET enters into these arrangements to facilitate commercial transactions with third parties by enhancing the value of the transaction to the third party. The maximum potential amount of future payments FET and the FET Subsidiaries could be required to make under these guarantees as of September 30, 2025 was $47 million, as summarized below:

Guarantees and Other Assurances	Maximum Exposure
(In millions)
Surety Bonds (1)	$34
LOCs	13

Total Guarantees and Other Assurances	$47

(1)
Surety Bonds are not tied to a credit rating, and their impact assumes maximum contractual obligations, which is ordinarily 100% of the face amount of the surety bond except with respect to $1 million of surety bond obligations for which the collateral obligation is capped at 60% of the face amount, and typical obligations require 30 days to cure.

COLLATERAL AND CONTINGENT-RELATED FEATURES
In the normal course of business, FET and the FET Subsidiaries may enter into physical or financially settled contracts. Certain agreements contain provisions that require FET or the FET Subsidiaries to post collateral. This collateral may be posted in the form of cash or credit support with thresholds contingent upon FET’s or the FET Subsidiaries’ credit rating from each of the major credit rating agencies. The collateral and credit support requirements vary by contract and by counterparty. FET and the FET Subsidiaries have posted $13 million of collateral, in the form of LOCs, as of September 30, 2025.
ENVIRONMENTAL MATTERS
Various federal, state and local authorities regulate FET with regard to air and water quality, hazardous and solid waste management and disposal, and other environmental matters. While FET’s environmental policies and procedures are designed to achieve compliance with applicable environmental laws and regulations, such laws and regulations are subject to periodic review and potential revision by the implementing agencies. FET cannot predict the timing or ultimate outcome of any of these reviews or how any future actions taken as a result thereof may materially impact its business, results of operations, cash flows and financial condition.
OTHER LEGAL PROCEEDINGS
There are various lawsuits, claims and proceedings related to FET’s normal business operations pending against FET or its subsidiaries. The loss or range of loss in these matters is not expected to be material to FET or its subsidiaries. The other potentially material items not otherwise discussed above are described under Note 6, “Regulatory Matters,” of the Notes to Consolidated Financial Statements.

FET accrues legal liabilities only when it concludes that it is probable that it has an obligation for such costs and can reasonably estimate the amount of such costs. In cases where FET determines that it is not probable, but reasonably possible that it has a material obligation, it discloses such obligations and the possible loss or range of loss if such estimate can be made. If it were ultimately determined that FET or its subsidiaries have legal liability or are otherwise made subject to liability based on any of the matters referenced above, it could have a material adverse effect on FET’s or its subsidiaries
’ financial condition, results of operations and cash flows.

10. COMMITMENTS, GUARANTEES AND CONTINGENCIES
FET has various financial and performance guarantees and indemnifications which can be issued in the normal course of business. These contracts include performance guarantees, stand-by
LOCs, debt guarantees, surety bonds and indemnifications. FET enters into these arrangements to facilitate commercial transactions with third parties by enhancing the value of the transaction to the third party. The maximum potential amount of future payments FET and the FET Subsidiaries could be required to make under these guarantees as of December 31, 2024 and December 31, 2023, was $26 million and $21 million, respectively, as summarized below:

Guarantees and Other Assurances	Maximum Exposure
	As of December 31, 2024	As of December 31, 2023
	(In millions)
Surety Bonds (1)	$20	$21
LOCs	6	—

Total Guarantees and Other Assurances	$26	$21

(1)
Surety bonds are not tied to a credit rating, and their impact assumes maximum contractual obligations, which is ordinarily 100% of the face amount of the surety bond except with respect to $1 million as of December 31, 2024 and December 31, 2023 of surety bond obligations for which the collateral obligation is capped at 60% of the face amount, and typical obligations require 30 days to cure.

Collateral and Contingent-Related Features
In the normal course of business, FET and the FET Subsidiaries may enter into physical or financially settled contracts. Certain agreements contain provisions that require FET or the FET Subsidiaries to post collateral. This collateral may be posted in the form of cash or credit support with thresholds contingent upon FET’s or the FET Subsidiaries’ credit rating from each of the major credit rating agencies. The collateral and credit support requirements vary by contract and by counterparty. FET has posted $6 million of collateral, in the form of LOCs, as of December 31, 2024 and $2 million of collateral, in the form of cash, as of December 31, 2023.
ENVIRONMENTAL MATTERS
Various federal, state and local authorities regulate FET with regard to air and water quality, hazardous and solid waste disposal, and other environmental matters. While FET’s environmental policies and procedures are designed to achieve compliance with applicable environmental laws and regulations, such laws and regulations are subject to periodic review and potential revision by the implementing agencies. FET cannot predict the timing or ultimate outcome of any of these reviews or how any future actions taken as a result thereof may materially impact its business, results of operations, cash flows and financial condition.
OTHER LEGAL PROCEEDINGS
There are various lawsuits, claims and proceedings related to FET’s normal business operations pending against FET or its subsidiaries. The loss or range of loss in these matters is not expected to be material to FET or its subsidiaries. The other potentially material items not otherwise discussed above are described under Note 9, “Regulatory Matters,” of the Notes to Consolidated Financial Statements.
FET accrues legal liabilities only when it concludes that it is probable that it has an obligation for such costs and can reasonably estimate the amount of such costs. In cases where FET determines that it is not probable, but reasonably possible that it has a material obligation, it discloses such obligations and the possible loss or range of loss if such estimate can be made. If it were ultimately determined that FET or its subsidiaries have legal liability or are otherwise made subject to liability based on any of the matters referenced above, it could have a material adverse effect on FET’s or its subsidiaries’ financial condition, results of operations and cash flows.